Property, equipment and right of the use assets - Summary of Charges in right of Use asset balance (Detail)	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	R$ 1,842,239,000
Impairment	2,032,207,000
Balance, end of period	1,968,840,000
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, end of period	2,079,000
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Acquisitions	1,262,152,000
Disposals/Write-offs	(273,040,000)
Transfers	(29,103,000)
Balance, end of period	3,460,785,000
Cost [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Acquisitions	376,000
Balance, end of period	3,614,000
Cost [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	8,987,268,000
Acquisitions	4,341,842,000
Disposals/Write-offs	(119,043)
Transfers	(74,291,000)
Balance, end of period	13,135,776,000
Cost [member] | Right-of-use assets [member] | Aircraft Of Operating Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	6,943,314,000
Acquisitions	4,002,981,000
Disposals/Write-offs	(42,570,000)
Transfers	(1,934,000)
Balance, end of period	10,901,791
Cost [member] | Right-of-use assets [member] | Aircraft Of Finance Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	1,289,161,000
Acquisitions	28,455,000
Disposals/Write-offs	(75,623,000)
Transfers	(72,357,000)
Balance, end of period	1,169,636
Cost [member] | Right-of-use assets [member] | Engines And Simulators [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	336,731,000
Acquisitions	147,866,000
Balance, end of period	484,597,000
Cost [member] | Right-of-use assets [member] | Properties [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	105,754,000
Acquisitions	8,413,000
Balance, end of period	114,167,000
Cost [member] | Right-of-use assets [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	7,999,000
Acquisitions	2,239,000
Balance, end of period	10,238,000
Cost [member] | Right-of-use assets [member] | Equipments [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	20,767,000
Acquisitions	171,000
Disposals/Write-offs	(850,000)
Balance, end of period	20,088,000
Cost [member] | Right-of-use assets [member] | Transports [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	0
Acquisitions	12,065,000
Balance, end of period	12,065,000
Cost [member] | Right-of-use assets [member] | Restoration of aircraft and engines [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	283,542,000
Acquisitions	139,652,000
Balance, end of period	423,194,000
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciations	(221,654,000)
Disposals/Write-offs	75,422,000
Impairment	(687,176,000)
Balance, end of period	(1,491,945,000)
Accumulated depreciation [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciations	(504,000)
Balance, end of period	(1,535,000)
Accumulated depreciation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	(4,060,943)
Depreciations	(1,034.823)
Disposals/Write-offs	53,205,000
Transfers	27,888,000
Impairment	(1,033,691)
Balance, end of period	(6,048,364,000)
Accumulated depreciation [member] | Right-of-use assets [member] | Aircraft Of Operating Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	(3,326,252)
Depreciations	(875,170)
Disposals/Write-offs	42,570,000
Impairment	(461,006)
Balance, end of period	(4,619,858,000)
Accumulated depreciation [member] | Right-of-use assets [member] | Aircraft Of Finance Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	(364,891,000)
Depreciations	(52,848)
Disposals/Write-offs	10,019,000
Transfers	27,888,000
Impairment	(536,341)
Balance, end of period	(916,173,000)
Accumulated depreciation [member] | Right-of-use assets [member] | Engines And Simulators [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	(192,902,000)
Depreciations	(38,723)
Impairment	(3,870)
Balance, end of period	(235,495,000)
Accumulated depreciation [member] | Right-of-use assets [member] | Properties [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	(51,604,000)
Depreciations	(12,438)
Balance, end of period	(64,042,000)
Accumulated depreciation [member] | Right-of-use assets [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	(5,478,000)
Depreciations	(1,649)
Balance, end of period	(7,127,000)
Accumulated depreciation [member] | Right-of-use assets [member] | Equipments [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	(7,773,000)
Depreciations	(8,427)
Disposals/Write-offs	616,000
Balance, end of period	(15,584,000)
Accumulated depreciation [member] | Right-of-use assets [member] | Transports [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciations	(12,065)
Balance, end of period	(12,065,000)
Accumulated depreciation [member] | Right-of-use assets [member] | Restoration of aircraft and engines [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	(112,043,000)
Depreciations	(33,503)
Impairment	(32,474)
Balance, end of period	R$ (178,020,000)